Annual Total Returns[BarChart] - Pioneer Balanced ESG Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.60%	10.36%	18.83%	10.51%	(0.82%)	5.97%	15.00%	(4.61%)	21.73%	12.52%